John Hancock U.S. Global Leaders Growth Fund Average Annual Total Returns - Class A C I R2 R6 [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.37%	13.59%	14.59%
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	18.56%	15.32%	18.13%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	(2.33%)	4.52%	11.37%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(7.49%)	2.19%	8.98%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.27%	3.34%	8.85%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	1.34%	4.81%	11.11%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	3.06%	5.86%	12.23%
Class R2
Prospectus [Line Items]
Average Annual Return, Percent	2.73%	5.50%	11.82%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	3.17%	5.98%	12.35%